Acquisitions - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended
	Aug. 30, 2013	Jun. 29, 2012	Mar. 31, 2012	Dec. 31, 2014
Business Acquisition [Line Items]
Days After Closing Used To Determine Final Working Capital	90 days
Borrowings under the revolving credit facility (the “Credit Agreement”)
Business Acquisition [Line Items]
Borrowing under revolving credit facility			$ 30,000
ENGlobal Engineering & Construction
Business Acquisition [Line Items]
Total purchase consideration	$ 18,790
Purchase price reduction	500
Cash paid for acquisition	$ 15,800
Promissory Note, Term	4 years
ENGlobal Engineering & Construction | Borrowings under the revolving credit facility (the “Credit Agreement”)
Business Acquisition [Line Items]
Borrowing under revolving credit facility	$ 20,000
Houston Service Center
Business Acquisition [Line Items]
Total purchase consideration		$ 9,300
Houston Service Center | Borrowings under the revolving credit facility (the “Credit Agreement”)
Business Acquisition [Line Items]
Borrowing under revolving credit facility		$ 9,300
Notes Payable | ENGlobal Engineering & Construction
Business Acquisition [Line Items]
Notes payable issued for acquisition	$ 3,000
Notes Payable | ENGlobal Engineering & Construction
Business Acquisition [Line Items]
Interest rate on promissory note	4.00%			4.00%
Notes payable issued for acquisition	$ 3,000